Exhibit 99.9

Exception Grades

Run Date - 10/27/2026 11:13:45 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
226095472		3158710954		37212889			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence appraisal was provided to the borrower.				Reviewer Comment (2026-08-21): appraisal receipt received Buyer Comment (2026-08-21): Please review receipt	08/21/2026			No	1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095472		3158710954		37212891			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was missing from the file.				Reviewer Comment (2026-08-24): IEAD disclosure received Buyer Comment (2026-08-21): Pleae review IEAD	08/24/2026			No	1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095472		3158710954		37212892			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] reflects a loan amount of $[Redacted], while the Note reflects a loan amount of $[Redacted]. A Change of Circumstance (COC) included in the file documents and explains the reduction in the loan amount from $[Redacted] to $[Redacted].				Reviewer Comment (2026-08-24): [Redacted] received [Redacted] Final CD Buyer Comment (2026-08-21): Please review Final Closing Disclosure	08/24/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226095472		3158710954		37212893			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Final Closing Disclosure provided on 05/26/2026 reflects a loan amount of $[Redacted], while the Note reflects a loan amount of $[Redacted]. A Change of Circumstance (COC) included in the file documents and explains the reduction in the loan amount from $[Redacted] to $[Redacted].				Reviewer Comment (2026-08-24): [Redacted] received [Redacted] Final CD Buyer Comment (2026-08-21): Please review final CD	08/24/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226095472		3158710954		37288000			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.					Reviewer Comment (2026-08-21): mtg statement indicating no prepayment penalties received Buyer Comment (2026-08-21): Do not concur. Please review the Mortgage Statement **Account Information** section "Prepayment Penalty" reflects No. this is acceptable. document ID D0350 page 937. Property Address Outstanding Principal Interest Rate Prepayment Penalty	08/21/2026			No	1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095472		3158710954		37288001			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]. The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.				Reviewer Comment (2026-08-24): [Redacted] received [Redacted] Final CD Buyer Comment (2026-08-21): Please review Final Closing Disclosure	08/24/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226095507		3158711000		37221069			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VOE for Employer [Redacted] was not found in file.				Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable Buyer Comment (2026-08-21): Do Not Concur - pay check date 05/20/2026 within 30 days of note - page 1047 / D0626 and VOE page 1117	08/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095507		3158711000		37221088			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing VVOE for the co-borrower's secondary employment.				Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable	08/21/2026			No	1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
226095507		3158711000		37239134			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing VVOE for coborrower's second job.				Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable	08/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095507		3158711000		37239136			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Waterfall due to missing VVOE for coborrower's second job.				Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable	08/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095507		3158711000		37239137			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing VVOE for coborrower's second job.				Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable	08/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
226095507	3158711000	37239139	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing VVOE for coborrower's second job.	Reviewer Comment (2026-08-21): recent paystub used as VOE acceptable

Buyer Comment (2026-08-21): [Redacted] - [Redacted] (Gastroenterologist)[Redacted] - 8.7yrs
[Redacted] Paystub: $[Redacted]x26=$[Redacted] / $[Redacted]/12=$[Redacted] / YTD $[Redacted]/1.93=$[Redacted]. YTD supports base. No deductions to address.
W2:
 [Redacted] $[Redacted]/12=$[Redacted]
[Redacted] $[Redacted]/12=$[Redacted]

[Redacted] -[Redacted] (Gastroenterologist) [Redacted]
[Redacted] Paystub: $[Redacted]x26=$[Redacted] / $[Redacted]/12=$[Redacted] / YTD $[Redacted]/1.39=$[Redacted] / YTD supports base. No deductions to address. All are union or parking.
[Redacted] Paystub: $[Redacted]x26=$[Redacted] / $[Redacted]/12=$[Redacted]. Appears borrower has recd raise $[Redacted]/12=$[Redacted]. YTD $[Redacted]/4.19=$[Redacted]. UW notes paystubs changed suggesting payroll has changed however all other information is accurate and no red flags.  Google search does show that [Redacted] and [Redacted] are affiliated.
																		08/21/2026			No	1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No